Share-based Compensation Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation recognized, net	$ 5,062	$ 134	$ 5,212	$ 291	$ 595	$ 714
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation recognized, net	$ 90	$ 163	$ 271	$ 266	$ 609	$ 170